Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Banks	$ 7,525,552	$ 9,483,747
Short-term investments	4,808,610	5,915,067
Cash	1,953	2,244
Total cash and cash equivalents	$ 12,336,115	$ 15,401,058	$ 14,549,906	$ 5,082,308